Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

10.          Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2024	December 31, 2025
Office building	47,154	47,419
Servers and network equipment	15,326	16,913
Furniture, fixtures and office equipment	2,001	2,074
Computer equipment	1,966	2,951
Motor vehicles	450	468
Building decoration and leasehold improvements	9,231	9,513
Total original costs	76,128	79,338
Less: Accumulated depreciation	(19,491)	(23,320)
Less: Accumulated impairment	(1,207)	(1,234)
Total	55,430	54,784

The impairment loss recognized on property and equipment for the years ended December 31, 2023, 2024 and 2025 was US$1,146,000, nil and nil, respectively.

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Costs of revenues	740	1,346	2,064
Research and development expenses	390	158	260
Sales and marketing expenses	7	—	2
General and administrative expenses	3,290	3,182	2,644
Total	4,427	4,686	4,970